Going Concern (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (1,471,388)	$ (2,071,174)	$ (3,544,719)	$ (2,171,601)	$ (7,520)	$ (3,212,248)
Accumulated deficit	$ (6,764,487)		$ (6,764,487)		$ (7,520)	$ (3,219,768)